Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN TAX EXEMPT INCOME FUND
Entity Central Index Key	0000215740
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032332
Shareholder Report [Line Items]
Fund Name	Elfun Tax-Exempt Income Fund
Trading Symbol	ELFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Tax-Exempt Income Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Tax-Exempt Income Fund	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 966,700,924
Holdings Count | Holding	467
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$966,700,924
# of Portfolio Holdings	467
Portfolio Turnover Rate	25%

Holdings [Text Block]

Top Ten States (%)

State	% Value of Total Net Assets
New York	10.6%
Pennsylvania	7.1%
Florida	6.4%
New Jersey	6.3%
California	6.2%
Illinois	6.1%
Texas	5.0%
Virginia	4.8%
District of Columbia	4.7%
Washington	4.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
City of Philadelphia Water & Wastewater Revenue, PA, 5.00%, due 10/01/43	1.1%
City of Los Angeles Wastewater System Revenue, CA, 5.00%, due 06/01/48	1.1%
New Jersey Educational Facilities Authority, NJ, 5.50%, due 09/01/33	0.9%
Chicago O'Hare International Airport, IL, 5.25%, due 01/01/42	0.9%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA, 5.25%, due 12/01/44	0.8%
Kentucky State Property & Building Commission, KY, 5.00%, due 04/01/37	0.8%
City of Tampa Water & Wastewater System Revenue, FL, 5.25%, due 10/01/57	0.8%
New Jersey Economic Development Authority, NJ, 5.00%, due 06/15/41	0.8%
New Jersey Turnpike Authority, NJ, 5.00%, due 01/01/33	0.8%
Development Authority of Gwinnett County, GA, 5.00%, due 07/01/40	0.8%